Issued share capital, share premium account and share options (Tables)	12 Months Ended
Mar. 31, 2024
Issued share capital, share premium account and share options
Schedule of share capital

	At March 31,
	2024	2023	2022
	€M	€M	€M
Authorized/Share Capital reorganization
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.3	9.3	9.3
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	10.7	10.7	10.7
Allotted, called-up and partly paid:
1,134,528,528 ordinary equity shares of 0.600 euro cent each	—	—	6.8
1,138,674,528 ordinary equity shares of 0.600 euro cent each	—	6.9	—
1,140,045,528 ordinary equity shares of 0.600 euro cent each	6.9	—	—

Schedule of share premium account

	At March 31,
	2024	2023	2022
	€M	€M	€M
Balance at beginning of year	1,379.9	1,328.2	1,161.6
Net proceeds from shares issued	16.4	31.7	46.8
Share premium receivable on shares issued	8.0	20.0	119.8
Balance at end of year	1,404.3	1,379.9	1,328.2

Schedule of share options outstanding

	Share	Weighted Avg.
	Options	Exercise
	M	Price (€)
Outstanding at March 31, 2021	30.0	9.83
Granted	—	—
Forfeited	(0.7)	12.98
Exercised	(6.5)	7.23
Outstanding at March 31, 2022	22.8	10.57
Granted	—	—
Forfeited	—	—
Exercised	(4.1)	7.64
Outstanding at March 31, 2023	18.7	11.24
Granted	—	—
Forfeited	(0.7)	11.12
Exercised	(1.4)	12.00
Outstanding at March 31, 2024	16.6	11.18

Schedule of range of exercise prices and weighted average remaining contractual life

		No.	Remaining
	Exercise	options	contractual
	price	outstanding	life
	€	M	(years)
Unvested	11.12	16.0	4.9
Vested	11.12	0.5	1.9
Vested	12.00	0.1	0.4
Weighted average	11.18	16.6	4.7